Document and Entity Information	12 Months Ended
Oct. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Oct. 17, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013